SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31
	2017
	Commercial Operation	Research And Development	Consolidated
	U.S. dollars in thousands
Net revenues	4,007	—	4,007
Cost of revenues	2,126	—	2,126
Gross profit	1,881	—	1,881
Research and development expenses, net	—	32,969	32,969
Selling, marketing, and business development expenses	10,520	1,494	12,014
General and administrative expenses	2,680	5,345	8,025
Other expenses	—	845	845
Operating loss	11,319	40,653	51,972